Property and Equipment (Tables)	12 Months Ended
Dec. 31, 2025
Property and Equipment [Abstract]
Schedule of Property and Equipment
	Right-of-use assets		Leasehold improvements		Office equipment		Building		Total
Cost
At December 31, 2023	US$	1,380,761	US$	470,718	US$	9,657	US$	-	US$	1,861,136
Additions in 2024		1,109,050		153,809		77,637		5,191,558		6,532,054
Lease termination		(1,118,749)		-		-		-		(1,118,749)
At December 31, 2024		1,371,062		624,527		87,294		5,191,558		7,274,441
Additions in 2025		606,100		532,828		390,191		-		1,529,119
At December 31, 2025		1,977,162		1,157,355		477,485		5,191,558		8,803,560

Accumulated depreciation
At December 31, 2023		118,252		50,047		485		-		168,784
Additions in 2024		479,692		100,949		3,586		-		584,227
Lease termination		(299,619)		-		-		-		(299,619)
At December 31, 2024		298,325		150,996		4,071		-		453,392
Depreciation for the year		504,134		175,703		12,411		81,118		773,366
At December 31, 2025		802,459		326,699		16,482		81,118		1,226,758

Carrying amounts
At December 31, 2024	US$	1,072,737	US$	473,531	US$	83,223	US$	5,191,558	US$	6,821,049
At December 31, 2025	US$	1,174,703	US$	830,656	US$	461,003	US$	5,110,440	US$	7,576,802